PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net income	$ 806	$ 1,260	$ 1,466	$ 2,073	$ 5,937	$ 7,087	$ 2,218
Adjustments to reconcile net income to net cash provided by operating activities:
Increase in capital from stock compensation			225	183	333	66
Change in other assets			149	72	(710)	(61)	(325)
Change in other liabilities			(111)	99	350	788	296
Net cash provided by operating activities			3,645	4,868	9,301	9,977	8,144
Cash Flows from Financing Activities:
Proceeds from issuance of common stock						11,506
Repurchase of common stock			(143)	(46)	(509)
Purchase of common stock warrants						(1,300)
Dividend on common stock	277	222	553	444	944	223
Dividend on preferred stock				(200)	(308)	(550)	(551)
Redemption of Series A Preferred Stock				(7,000)	(11,000)
Net cash provided by financing activities			21,256	5,660	20,908	39,129	17,387
Net (decrease) in cash and cash equivalents			2,527	(742)	(8,742)	(7,109)	(649)
Cash and cash equivalents at beginning of period			18,219	26,961	26,961	34,070	34,719
Cash and cash equivalents at end of period	20,746	26,219	20,746	26,219	18,219	26,961	34,070
PARENT COMPANY
Cash Flows from Operating Activities:
Net income					5,937	7,087	2,218
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (income) of subsidiaries					(6,735)	(7,873)	(2,652)
Increase in capital from stock compensation					333	66
Change in other assets					2,587	92	29
Change in other liabilities					1,997	(163)	(97)
Net cash provided by operating activities					4,119	(791)	(502)
Cash Flows from Investing Activities:
Investments in subsidiaries					(3,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock						11,506
Repurchase of common stock					(509)
Purchase of common stock warrants						(1,300)
Dividend on common stock					(944)	(223)
Dividend on preferred stock					(308)	(550)	(551)
Redemption of Series A Preferred Stock					(11,000)
Net cash provided by financing activities					(12,761)	9,433	(551)
Net (decrease) in cash and cash equivalents					(11,642)	8,642	(1,053)
Cash and cash equivalents at beginning of period				12,943	12,943	4,301	5,354
Cash and cash equivalents at end of period					$ 1,301	$ 12,943	$ 4,301